Matthews Asia Innovators Active ETFSeptember 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 98.8%
	Shares	Value
China/Hong Kong: 47.4%
Tencent Holdings, Ltd.	66,300	$5,649,697
Alibaba Group Holding, Ltd.	178,500	4,060,781
DiDi Global, Inc. ADR[a]	454,403	2,826,387
PDD Holdings, Inc. ADR[a]	21,029	2,779,403
Contemporary Amperex Technology Co., Ltd. A Shares	30,500	1,720,263
Xiaomi Corp. Class Ba,b,c	214,000	1,485,271
Trip.com Group, Ltd. ADR	18,183	1,367,362
Tencent Music Entertainment Group ADR	57,572	1,343,730
Kuaishou Technology[b,c]	115,900	1,260,236
NAURA Technology Group Co., Ltd. A Shares	19,130	1,214,138
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	116,900	1,173,527
Futu Holdings, Ltd. ADR	6,670	1,159,980
WuXi AppTec Co., Ltd. H Shares[b,c]	68,900	1,051,158
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	29,200	1,006,559
Innovent Biologics, Inc.[a,b,c]	76,500	947,843
Kanzhun, Ltd. ADR[a]	38,143	891,020
Baidu, Inc. Class Aa	50,450	863,701
Kingdee International Software Group Co., Ltd.[a]	359,000	808,401
BYD Co., Ltd. H Shares	53,500	757,763
NetEase, Inc.	24,600	748,712
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[a]	187,500	695,498
Zhejiang Sanhua Intelligent Controls Co., Ltd.[a]	106,200	598,129
WuXi XDC Cayman, Inc.[a]	56,000	563,570
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	71,400	498,980
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	36,500	490,446
Meituan Class Ba,b,c	32,300	433,827
KE Holdings, Inc. A Shares	45,300	306,545
Total China/Hong Kong		36,702,927

Taiwan: 18.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	224,000	9,591,180
Delta Electronics, Inc.	42,000	1,176,849
MediaTek, Inc.	24,000	1,035,501
Accton Technology Corp.	21,000	720,028
Chroma ATE, Inc.	37,000	702,900
Alchip Technologies, Ltd.	5,000	568,443
ASPEED Technology, Inc.	2,000	331,387
Total Taiwan		14,126,288

South Korea: 14.8%
Samsung Electronics Co., Ltd.	62,425	3,732,909
Hanwha Aerospace Co., Ltd.	1,901	1,499,880
Kakao Corp.	30,467	1,294,204
Coupang, Inc.[a]	40,122	1,291,928
SK Hynix, Inc.	4,788	1,185,867
Samsung C&T Corp.	6,544	860,997
Samsung Biologics Co., Ltd.[a,b,c]	1,176	835,660
Hyundai Rotem Co., Ltd.	2,506	391,158
Park Systems Corp.	1,936	357,381
Total South Korea		11,449,984

	Shares	Value

India: 13.6%
Eternal, Ltd.[a]	808,434	$2,963,723
MakeMyTrip, Ltd.[a]	16,065	1,503,684
Delhivery, Ltd.[a]	210,714	1,068,061
Bharti Airtel, Ltd.	46,105	975,390
Reliance Industries, Ltd.	48,616	746,854
Mahindra & Mahindra, Ltd.	19,163	739,639
HDFC Asset Management Co., Ltd.[b,c]	10,911	679,873
Bajaj Finance, Ltd.	57,297	644,608
Netweb Technologies India, Ltd.	11,854	487,104
Le Travenues Technology, Ltd.[a,c]	126,176	376,871
Cartrade Tech, Ltd.[a]	12,272	338,642
Total India		10,524,449

Singapore: 4.8%
Sea, Ltd. ADR[a]	16,405	2,932,066
Grab Holdings, Ltd. Class Aa	136,377	820,989
Total Singapore		3,753,055

TOTAL COMMON EQUITIES		76,556,703
(Cost $50,256,565)
SHORT-TERM INVESTMENTS: 1.7%
Money Market Funds: 1.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.04%[d]	1,287,590	1,287,590
(Cost $1,287,590)

Total Investments: 100.5%		77,844,293
(Cost $51,544,155)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.5%)		(364,739)
Net Assets: 100.0%		$77,479,554

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $6,693,868, which is 8.64% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2025.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).